Equity and Other Equity Items (Tables)	12 Months Ended
Mar. 31, 2025
Equity [abstract]
Schedule of Shares Activity

	Thousands of Shares For the Year Ended March 31
	2024	2025
Authorized shares as of the beginning of the year	3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,582,296	1,582,419
Exercise of stock options	123	12
Issuance of shares	—	8,519
As of the end of the year	1,582,419	1,590,950

Schedule of Dividends Declared and Paid

Dividends declared and paid	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2022, to March 31, 2023
Q1 2022	¥140,365	¥90.00	March 31, 2022	June 30, 2022
Q3 2022	140,474	90.00	September 30, 2022	December 1, 2022
April 1, 2023, to March 31, 2024
Q1 2023	140,475	90.00	March 31, 2023	June 29, 2023
Q3 2023	148,037	94.00	September 30, 2023	December 1, 2023
April 1, 2024, to March 31, 2025
Q1 2024	148,041	94.00	March 31, 2024	June 27, 2024
Q3 2024	155,893	98.00	September 30, 2024	December 2, 2024
Dividends declared for which the effective date falls in the following fiscal year are as follows:

Dividends declared	JPY (millions) Total dividends	Dividends per share JPY	Record date	Effective date
April 1, 2025, to March 31, 2026
Q1 2025	154,763	¥98.00	March 31, 2025	June 26, 2025